Nov. 30, 2018
Baird Small/Mid Cap Value Fund
Baird Small/Mid Cap Value Fund
BAIRD FUNDS, INC. Supplement to the Prospectus and Summary Prospectus Dated May 1, 2018 Baird Small/Mid Cap Value Fund
The Board of Directors (the “Board”) of Baird Funds, Inc. (the “Company”) has approved a reduced advisory fee for the Baird Small/Mid Cap Value Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund.  Effective December 1, 2018, the investment advisory fee that each of the above-referenced Funds pays to Robert W. Baird & Co. Incorporated, the Funds’ investment advisor (the “Advisor”), will be reduced from an annual rate of 0.80% of the average daily net assets of each Fund to an annual rate of 0.75% of the average daily net assets of each Fund.

The Board also approved an amended and restated expense cap/reimbursement agreement between the Advisor and the Company on behalf of the Baird Small/Mid Cap Value Fund, the Baird SmallCap Value Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund.  Effective December 1, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse each Fund’s total annual fund operating expenses at least through April 30, 2020 to the extent necessary to ensure that the total operating expenses, including interest expense and the fees and expenses incurred by a Fund in connection with the Fund’s investments in other investment companies and excluding taxes, brokerage commissions and extraordinary expenses, do not exceed an annual rate of:

•	1.10% of the Investor Class’s average daily net assets and 0.85% of the Institutional Class’s average daily net assets for the Baird Small/Mid Cap Value Fund;

This supplement should be retained with your Prospectus and Summary Prospectus for future reference.

The date of this Prospectus and Summary Prospectus Supplement is November 30, 2018.